T. ROWE PRICE Retirement I 2010 Fund-I Class
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 53 .0%
T. Rowe Price Funds:
New Income Fund  153,373 30,282 16,010 17,275,498 160,489
Limited Duration Inflation
Focused Bond Fund  147,894 35,148 19,874 30,226,518 159,294
International Bond Fund (USD
Hedged)  52,423 10,769 5,165 5,719,283 55,306
Dynamic Global Bond Fund  35,729 9,520 3,426 4,159,855 40,018
Emerging Markets Bond Fund  38,298 7,909 4,235 3,740,413 36,693
High Yield Fund  34,635 7,326 6,827 5,270,358 33,572
Floating Rate Fund  18,299 6,745 1,834 2,427,000 22,959
U.S. Treasury Long-Term Index
Fund  13,861 9,105 2,095 1,885,353 20,795
Total Bond Mutual Funds (Cost $ 535,183 ) 529,126
EQUITY MUTUAL FUNDS 45 .0%
T. Rowe Price Funds:
Value Fund  45,235 49,409 6,124 1,775,320 79,943
Equity Index 500 Fund  127,426 19,096 51,774 650,147 74,916
Growth Stock Fund (2) 40,946 44,111 5,435 749,976 67,468
International Value Equity Fund  36,158 7,714 3,223 2,483,574 37,577
Overseas Stock Fund  34,086 6,638 3,528 2,739,152 34,376
International Stock Fund  31,899 8,714 3,950 1,633,057 30,228
Mid-Cap Value Fund  18,477 5,385 2,796 577,584 19,603
Mid-Cap Growth Fund (2) 16,758 4,932 1,487 167,333 17,274
Emerging Markets Discovery
Stock Fund  6,709 9,604 945 961,043 13,551
Real Assets Fund  11,996 2,365 1,024 893,452 13,357
Emerging Markets Stock Fund  17,463 4,133 3,740 313,741 13,231
Small-Cap Value Fund  11,515 2,785 1,005 212,314 12,240
Small-Cap Stock Fund  11,543 2,884 1,051 186,979 11,703
New Horizons Fund (2) 9,073 3,024 808 135,104 8,621
U.S. Large-Cap Core Fund  3,291 6,359 599 251,520 8,275
U.S. Equity Research Fund  – 7,342 168 165,515 6,892
Total Equity Mutual Funds (Cost $ 388,152 ) 449,255
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  96 20,460 20,493 628 62
Total Other Mutual Funds (Cost $ 63 ) 62

T. ROWE PRICE Retirement I 2010 Fund-I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .0%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 25,038 44,060 49,547 19,551,094 19,551
Total Short-Term Investments (Cost $ 19,551 ) 19,551
Total Investments in Securities 100.0%
(Cost $942,949) $ 997,994
Other Assets Less Liabilities (0.0)% (267)
Net Assets 100.0% $ 997,727
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2010 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 487 $ (1,805) $ 856
Emerging Markets Bond Fund  (266) (5,279) 1,444
Emerging Markets Discovery Stock Fund  241 (1,817) 243
Emerging Markets Stock Fund  998 (4,625) 318
Equity Index 500 Fund  26,551 (19,832) 1,084
Floating Rate Fund  (11) (251) 686
Growth Stock Fund  6,402 (12,154) —
High Yield Fund  1 (1,562) 1,572
International Bond Fund (USD Hedged)  692 (2,721) 864
International Stock Fund  2,102 (6,435) 534
International Value Equity Fund  301 (3,072) 1,234
Limited Duration Inflation Focused Bond Fund  1,504 (3,874) 6,520
Mid-Cap Growth Fund  2,024 (2,929) —
Mid-Cap Value Fund  1,748 (1,463) 311
New Horizons Fund  1,583 (2,668) —
New Income Fund  1,627 (7,156) 2,304
Overseas Stock Fund  206 (2,820) 889
Real Assets Fund  108 20 350
Small-Cap Stock Fund  943 (1,673) 52
Small-Cap Value Fund  847 (1,055) 129
Transition Fund  74 (1) —
U.S. Equity Research Fund  70 (282) 26
U.S. Large-Cap Core Fund  516 (776) 71
U.S. Treasury Long-Term Index Fund  (407) (76) 257
Value Fund  7,975 (8,577) 1,075
U.S. Treasury Money Fund, 0.14% — — 16
Totals $ 56,316 # $ (92,883) $ 20,835 +
# Capital gain distributions from mutual funds represented $29,394 of the net realized gain (loss).
+ Investment income comprised $20,835 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2010 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2010 Fund - I Class  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement I 2010 Fund-I Class

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
R410-054Q3 02/22